Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE EQUITY SERIES, INC.
Entity Central Index Key	0000918294
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005442
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Portfolio
Trading Symbol	QAAGRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Allocation Portfolio	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equity mostly advanced over the year, while fixed income markets were mixed. Various equity indexes reached new all-time highs. U.S. taxable investment-grade bonds produced positive returns. The U.S. equity market was buoyed by generally favorable corporate earnings and by continuing interest in companies expected to benefit from artificial intelligence developments. International equity markets were mostly positive, helped by looser monetary policies from various central banks around the world. Bonds in developed non-U.S. markets produced negative returns in U.S. dollar terms due to weaker currencies versus the dollar and rising bond yields in some countries. Emerging markets bond returns were mixed.

  Versus the Morningstar Moderate Target Risk Index, the Moderate Allocation Portfolio’s larger exposure to equities compared with the benchmark, and particularly U.S. large-cap stocks, contributed to relative results. Likewise, the portfolio’s greater exposure to cash and lower exposure to bonds compared with the benchmark aided results.

  On the negative side, unfavorable security selection within emerging markets equity securities was detrimental. An overweight position in real assets equities also weighed on relative results, as this allocation lagged broader global equities.

  The portfolio seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. It seeks to invest in a diversified portfolio typically consisting of about 60% of its net assets in stocks and 40% of its net assets in bonds, money market securities, and cash reserves.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Moderate Allocation Portfolio	10.06%	5.51%	6.39%
MSCI All Country World Index Net (Regulatory Benchmark)	17.49	10.06	9.23
Morningstar Moderate Target Risk Index (Strategy Benchmark)	8.27	5.37	6.05

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 200,160,000
Holdings Count | Holding	1,639
Advisory Fees Paid, Amount	$ 894,000
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$200,160 Number of Portfolio Holdings1,639
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Common Stocks	52.3%
Bond Mutual Funds	13.9
Equity Mutual Funds	8.1
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	6.9
Corporate Bonds	5.4
U.S. Government & Agency Mortgage-Backed Securities	5.3
Asset-Backed Securities	2.2
Non-U.S. Government Mortgage-Backed Securities	0.6
Short-Term and Other	5.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Institutional High Yield Fund - Institutional Class	5.4%
U.S. Treasury Notes	4.4
T. Rowe Price Institutional Emerging Markets Equity Fund	4.2
T. Rowe Price Emerging Markets Bond Fund - I Class	4.1
T. Rowe Price Real Assets Fund - I Class	3.9
T. Rowe Price International Bond Fund (USD Hedged) - I Class	3.7
Federal National Mortgage Assn.	2.8
U.S. Treasury Bonds	2.5
NVIDIA	2.3
Apple	2.1

Updated Prospectus Web Address	www.troweprice.com/paperless